Related Party Convertible Notes Payable	12 Months Ended
Dec. 31, 2018
Related Party
Related Party Convertible Notes Payable

As of December 31, 2018 and December 31, 2017, the Company’s related party convertible notes payable consists of the following:

	Interest Rate	Term	December 31, 2018	December 31, 2017
Related party convertible notes payable	6%	—	$—	$179,000
Discount			—	(4,544)
Total			$—	$174,456

As of December 31, 2017, the related party convertible notes include two notes payable to LSW Holdings, LLC (“LSW”) in the amounts of $79,000 and $100,000. They are convertible to shares of the Company’s common stock at 50% of market price, as defined in the notes payable agreements. These notes were reclassified to Convertible Notes Payable during 2018 upon the termination of Lily Li, Executive Vice President, who is also the managing partner of LSW.

The Company has determined that the conversion feature embedded in the notes referred to above that contain a potential variable conversion amount constitutes a derivative which has been bifurcated from the note and recorded as a derivative liability, with a corresponding discount recorded to the associated debt. The excess of the derivative value over the face amount of the note is recorded immediately to interest expense at inception. For the years ended December 31, 2018 and 2017 and the six months ended December 31, 2018 and 2017, the Company recorded interest expense of $0, $0, $44,901 and $0, respectively, at the inception of the notes relating to the excess of derivative value over the face of the notes.

For the years ended December 31, 2018 and 2017 and the six months ended December 31, 2018 and 2017, the Company recorded interest expense on these notes, including amortization of the discount, of $3,499, $345,239, $262,613 and $160,089, respectively.